Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	23,160,000	22,760,000
Common stock, shares outstanding	23,160,000	22,760,000